BUSINESS ACQUISITION (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 18, 2012 Bluewater Gandria	Dec. 31, 2012 Bluewater Gandria	Dec. 31, 2012 Bluewater Gandria	Dec. 31, 2011 Bluewater Gandria
Business acquisition:
Percentage of voting interest acquired	50.00%	50.00%	50.00%
Purchase consideration - cash	$ 19,500,000		$ 19,500,000
Previously held equity interest	50.00%
Revenue from acquisition		0
Net loss from acquisition		14,600,000
Pro forma revenue			0
Pro forma net loss			15,300,000
Equity method investment, net loss				$ 700,000